Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands	Share Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Convertible Loan Note Reserve	Merger Reserve	Retained Earnings	Translation Reserve	Treasury Shares	Shares to be issued Reserve	Total
Balance at Dec. 31, 2019	$ 97		$ 5,163	$ 2,419	$ 1,357	$ 118,697	$ (60,044)	$ 1,940			$ 69,629
Issue of Share Capital (Loan conversion)					(2,304)						(2,304)
Convertible loan note issued					163						163
Convertible loan note interest					272						272
Share based payments charge (warrants)				324	(298)						26
Share based payment (options)			5,105								5,105
Options forfeited/cancelled in the year			(35)								(35)
Exercise of options			(1,609)				1,529				(80)
Exercise of warrants				(2,046)	810						(1,236)
Shares to be issued in lieu of cash realization bonus										13,503	13,503
Total transactions with owners			3,461	(1,722)	(1,357)		1,529			13,503	15,414
Comprehensive Loss
Loss for the period							(26,131)				(26,131)
Translation								3,474			3,474
Total comprehensive Loss							(26,131)	3,474			(22,657)
Balance at Dec. 31, 2020	97		8,624	697		118,697	(84,646)	5,414		13,503	62,386
Issue of Share Capital (Loan conversion)	2	759									761
Share based payment charge (options)			5,173								5,173
Shares to be issued in lieu of cash realization bonus	3	14,837						(482)		(13,503)	855
Total transactions with owners	5	15,596	5,173					(482)		(13,503)	6,789
Comprehensive Loss
Loss for the period							(23,417)				(23,417)
Translation								(4,478)			(4,478)
Total comprehensive Loss							(23,417)	(4,478)			(27,895)
Balance at Dec. 31, 2021	102	15,596	13,797	697		118,697	(108,063)	454			41,280
Treasury Shares									(1,320)		(1,320)
Share based payment charge (options)			1,811								1,811
Options forfeited/cancelled in the year			(3,221)								(3,221)
Reclass of FV for options forfeited/Cancelled			(7,197)				7,197
Total transactions with owners			(8,607)				7,197				(1,410)
Comprehensive Loss
Loss for the period							(15,397)				(15,397)
Translation								(3,582)			(3,582)
Total comprehensive Loss							(15,397)	(3,582)			(18,979)
Balance at Dec. 31, 2022	$ 102	$ 15,596	$ 5,190	$ 697		$ 118,697	$ (116,263)	$ (3,128)	$ (1,320)		$ 19,571